CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands		CNY (¥) shares	USD ($) shares	Ordinary shares [Member] CNY (¥) shares		Additional Paid-in Capital [Member] CNY (¥)	Accumulated deficit [Member] CNY (¥)	Accumulated other comprehensive income/(loss) [Member] CNY (¥)	Noncontrolling Interest [Member] CNY (¥)
Balance at Dec. 31, 2013		¥ 1,343,042		¥ 10		¥ 2,206,945	¥ (874,243)	¥ 10,330
Balance, shares at Dec. 31, 2013 | shares	[1]			158,876,693
Net income/(loss)		139,433					139,433
Share-based compensation		37,933				37,933
Exercise of share options		20,321				20,321
Exercise of share options, shares | shares	[1]			4,297,268
Foreign currency translation adjustment, net of nil tax		(3,192)	$ 3,192					(3,192)
Unrealized gain (loss) on available-for-sale securities		(6,804)						(6,804)
Issuance of ordinary shares upon follow-on offering, net of issuance costs of RMB7,712		441,379				441,379
Issuance of ordinary shares upon follow-on offering, net of issuance costs of RMB7,712, shares | shares	[1]			4,000,000
Issuance of ordinary shares to Tencent Holdings Limited (“Tencent”), net of issuance costs of RMB644		4,530,566		¥ 2		4,530,564
Issuance of ordinary shares to Tencent Holdings Limited (“Tencent”), net of issuance costs of RMB644, shares | shares	[1]			36,805,000
Repurchase of ordinary shares from pre-IPO shareholders		(3,398,407)		¥ (1)		(3,398,406)
Repurchase of ordinary shares from pre-IPO shareholders, shares | shares	[1]			(27,603,750)
Reclassification into investment loss, net of nil tax
Deemed dividend to mezzanine classified noncontrolling interests
Balance at Dec. 31, 2014		3,104,271		¥ 11		3,838,736	(734,810)	334
Balance, shares at Dec. 31, 2014 | shares	[1]			176,375,211
Net income/(loss)		(1,648,583)					(1,567,878)		(80,705)
Share-based compensation		176,605				174,749			1,856
Exercise of share options and restricted share units		21,583				21,583
Exercise of share options and restricted share units, shares | shares	[1]			1,657,086
Foreign currency translation adjustment, net of nil tax		(69,708)						(69,708)
Unrealized gain (loss) on available-for-sale securities		16,919						16,919
Issuance of ordinary shares to Tencent		3,305,018		¥ 1		3,305,017
Issuance of ordinary shares to Tencent, shares | shares	[1]			19,651,960
Equity consideration for acquisition of Anjuke Inc. ("Anjuke")		577,961				577,961
Equity consideration for acquisition of Anjuke Inc. ("Anjuke"), shares | shares	[1]			4,839,372
Equity consideration for equity investment in Falcon View Technology ("Ganji")		5,586,107		¥ 3		5,586,104
Equity consideration for equity investment in Falcon View Technology ("Ganji"), shares | shares	[1]			34,039,136
Equity consideration for step acquisition of Ganji		7,107,133		¥ 3		7,107,130
Equity consideration for step acquisition of Ganji, shares | shares	[1]			46,505,912
Reclassification into investment loss, net of nil tax
Subsequent settlement of receivables from option holders		873				873
Deconsolidation of 58 Daojia Inc. (“58 Home”)		(3,838)							(3,838)
Deemed dividend to mezzanine classified noncontrolling interests		(5,762)				(5,762)
Acquisition of noncontrolling interests in subsidiaries		47,693							47,693
Compensation to noncontrolling shareholders resulting from waiver of receivables from 58 Home		77,338							77,338
Other						(3,734)			3,734
Balance at Dec. 31, 2015		¥ 18,293,610		¥ 18		20,602,657	(2,302,688)	(52,455)	46,078
Balance, shares at Dec. 31, 2015 | shares		283,068,677	283,068,677	283,068,677	[1]
Net income/(loss)		¥ (772,963)	$ (111,425)				(768,047)		(4,916)
Share-based compensation		266,575				256,153			10,422
Exercise of share options and restricted share units		20,942				20,942
Exercise of share options and restricted share units, shares | shares	[1]			6,602,320
Foreign currency translation adjustment, net of nil tax		(76,027)	(10,960)					(76,027)
Unrealized gain (loss) on available-for-sale securities		(13,104)	(1,889)					(13,104)
Reclassification into investment loss, net of nil tax		(2,989)	(431)					2,989
Subsequent settlement of receivables from option holders		20,115				20,115
Deemed dividend to mezzanine classified noncontrolling interests		(15,717)				(15,717)
Capital injection from noncontrolling interest shareholder		28,235				198			28,037
Disposal of Mighty Talent Limited (“Mayi”)		11,064				23,251			(12,187)
Balance at Dec. 31, 2016		¥ 17,765,719	$ 2,561,009	¥ 18		¥ 20,907,599	¥ (3,070,735)	¥ (138,597)	¥ 67,434
Balance, shares at Dec. 31, 2016 | shares		289,670,997	289,670,997	289,670,997	[1]

[1]	Ordinary shares include Class A ordinary shares and Class B ordinary shares, please refer to Note 22.